Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Schedule of Income Tax Provision	ncome tax provision consist of the following components:

	For the years ended March 31,
	2024	2025	2026	2026
	S$	S$	S$	US$
Current income tax expense:
Singapore	792,207	219,952	1,160,339	899,436
Foreign jurisdiction	—	—	—	—
Total current income tax expense	792,207	219,952	1,160,339	899,436

Effective tax rate	19.1%	8.9%	24.4%	24.4%

Schedule of Reconciles Singapore Statutory Rates

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2024	2025	2026	2026
	S$	S$	S$	US$
Income before tax	4,147,616	2,457,817	4,751,624	3,683,222
Singapore statutory income tax rate	17%	17%	17%	17%
Income tax expense computed at statutory rate	705,095	417,829	807,776	626,148

Reconciling items:
Income not subject to tax in Singapore	(40,126)	(1,774)	(56,287)	(43,631)
Non-deductible expenses	131,965	160,622	418,761	324,601
Tax exemption and rebates	(43,760)	(55,425)	(34,850)	(27,014)
Utilization of prior year deferred tax assets not recognized	—	—	(296,743)	(230,020)
Under/(over) provision of tax in prior financial year	19,016	(205,399)	321,682	249,352
Others	20,017	(95,901)	—	—
Income tax expenses	792,207	219,952	1,160,339	899,436